CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NET SALES:
Related parties	$ 280,573	$ 280,377	$ 1,178,631	$ 1,867,711	$ 1,262,101
Third-party customers	85,213	38,477	140,463	82,146	668,941
Sales Revenue – net	365,786	318,854	1,319,094	1,949,857	1,931,042
Cost of goods sold	348,935	321,906	1,330,136	1,908,544	1,729,243
Gross profit (loss)	16,851	(3,052)	(11,042)	41,313	201,799
Selling, general and administrative expenses	10,702	9,625	40,264	42,115	49,195
Helguvik impairment			152,220	0	0
Ravenswood charges			26,830	30,850	0
Other operating expense - net	973	881	3,857	7,436	12,481
Operating income (loss)	5,176	(13,558)	(234,213)	(39,088)	140,123
Interest expense	(5,571)	(5,493)	(22,216)	(21,954)	(22,015)
Interest income	230	114	758	339	301
Net gain on forward and derivative contracts	(16,137)	353	3,487	1,600	179
Unrealized gain on fair value of contingent consideration			0	18,337	7,943
Gain on remeasurement of equity investment			0	0	15,955
Other income (expense) - net	384	(6)	1,319	(356)	991
Income (loss) before income taxes and equity in earnings of joint ventures	(15,918)	(18,590)	(250,865)	(41,122)	143,477
Income tax expense	308	2,070	(2,824)	(9,276)	(18,308)
Income (loss) before equity in earnings of joint ventures	(15,610)	(16,520)	(253,689)	(50,398)	125,169
BHH impairment			0	(11,584)	0
Equity in earnings of joint ventures	471	357	1,274	2,672	1,305
Net income (loss)	(15,139)	(16,163)	(252,415)	(59,310)	$ 126,474
Net loss allocated to common stockholders	$ (15,139)	$ (16,163)	$ (252,415)	$ (59,310)
INCOME (LOSS) PER COMMON SHARE:
Basic and Diluted (in dollars per share)	$ (0.17)	$ (0.19)	$ (2.90)	$ (0.68)
Basic (in dollars per share)		(0.19)	(2.90)	(0.68)	$ 1.31
Diluted (in dollars per share)		$ (0.19)	$ (2.90)	$ (0.68)	$ 1.30
Shares outstanding, basic and diluted	87,254	87,040	87,064	87,375